Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
The following table provides a summary of property and equipment:

	December 31,
	2023	2022
Computer equipment	$234	$131
Furniture and fixtures	48	41
Subtotal	282	172
Less: accumulated depreciation	(97)	(30)

Property and equipment, net	$185	$142